LEASES - Schedule of Disclosure in Tabular Form of Nature of Companies Leases (Detail)	6 Months Ended
Oct. 31, 2023 Lease Leased_Asset
Lab and office facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of right of use assets leased | Leased_Asset	4
No. of leases with extension options	3
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	2
No. of leases with termination options	1
Automobiles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of right of use assets leased | Leased_Asset	6
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	6
No. of leases with termination options	6
Bottom of Range [Member] | Lab and office facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	6 months
Bottom of Range [Member] | Automobiles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	1 year
Top of Range [Member] | Lab and office facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	10 years 6 months
Top of Range [Member] | Automobiles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	3 years 6 months
Weighted average [Member] | Lab and office facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	5 years
Weighted average [Member] | Automobiles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Remaining lease term	2 years